CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating activities:
Net income	$ 242,431	$ 102,983	$ 65,275
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	129,256	99,273	95,849
Loss on disposal of property, plant and equipment	2,565	13,976	8,094
Gain on disposal of solar power systems	(36,098)	(27,803)	(46,367)
Gain on disposal of investment in affiliates	(47,102)
Impairment loss of property, plant and equipment	30,968	11,626	22,757
Impairment loss of project assets	9,016	0	2,952
Impairment loss of investment	5,738	3,686	0
(Gain) loss on change in fair value of derivatives	19,230	272	(27,322)
Equity in loss (earnings) of unconsolidated investees	(5,908)	(9,411)	4,404
Allowance for doubtful accounts	2,812	7,265	(280)
Write-down of inventories	14,646	17,820	19,467
Gain on repurchase of convertible notes			(2,782)
Share-based compensation	10,258	9,314	7,757
Unrealized gain (loss) from sales to unconsolidated investees	(13,573)	13,065	9,469
Changes in operating assets and liabilities:
Accounts receivable trade	(179,607)	46,337	(33,060)
Accounts receivable, unbilled	1,158	2,345	4,688
Amounts due from related parties	9,237	(10,089)	(4,230)
Inventories	55,408	(49,024)	(50,557)
Value added tax recoverable	(9,206)	(38,190)	(11,466)
Advances to suppliers	29,001	(15,990)	(30,609)
Project assets	(30,501)	(128,982)	(6,792)
Prepaid expenses and other current assets	(2,208)	(49,813)	(135,426)
Other non-current assets	9,387	(23,795)	(1,308)
Accounts payable	47,756	(27,758)	61,157
Short-term notes payable	(173,148)	243,685	(141,363)
Amounts due to related parties	10,467	33,908	(43,774)
Other payables	39,791	(5,889)	63,828
Advances from customers	(11,225)	(44,985)	19,710
Other liabilities	(29,691)	(18,774)	(995)
Accrued warranty costs	(3,563)	(6,726)	(3,847)
Prepaid land use rights	6,557	(30,087)	(19,714)
Liability for uncertain tax positions	10,863	833	(6,037)
Goodwill	5,243	1,369
Deferred taxes	37,591	84,939	(95,629)
Net settlement of derivatives	28,731	(1,460)	(1,922)
Net cash provided by (used in) operating activities	216,280	203,920	(278,073)
Investing activities:
Investments in affiliates	(11,036)	(92,925)	(124,737)
Return of investment from unconsolidated investees	816	4,233	7,442
Purchase of property, plant and equipment	(316,282)	(276,978)	(286,722)
Purchase of solar power systems		(33,697)	(824,766)
Proceeds from disposal of solar power systems	17,800	128,768	90,078
Proceeds from insurance claim		43,930	46,801
Proceeds from disposal of investment on subsidiaries			1,899
Proceeds from disposal of investment in affiliates	337,773
Distribution to non-controlling shareholders upon disposal of a subsidiary			(3,137)
Acquisition of subsidiaries, net of cash paid		(12,561)
Net cash used in investing activities	29,071	(239,230)	(1,093,142)
Financing activities:
Proceeds from short-term borrowings	1,430,708	1,646,910	1,841,808
Repayment of short-term borrowings	(2,368,967)	(2,068,069)	(2,243,003)
Proceeds from long-term borrowings	382,831	690,841	1,076,332
Gross proceeds from issuance of common shares			23,864
Issuance costs paid for common shares offering			(456)
Payment of financing costs			(3,750)
Acquisition of non-controlling interest	(6,591)
Proceeds from non-controlling interest	10,470		1,648
Proceeds from third party financing liabilities	119,095	12,243	415,523
Proceeds from sales leaseback arrangement	35,944	61,142	96,697
Distributions to tax equity investors	(3,013)	(9,582)
Repayment of capital lease obligation	(64,859)	(30,128)	(24,191)
Proceeds from short-term commercial paper			134,311
Repayment of short-term commercial paper		(138,953)
Payments for repurchase of convertible notes			(19,667)
Proceeds from exercise of stock options	769	879	707
Net cash provided by(used in) financing activities	(463,613)	165,283	1,299,823
Effect of exchange rate changes	(38,725)	51,342	(46,629)
Net increase (decrease) in cash, cash equivalents and restricted cash	(256,987)	181,315	(118,021)
Cash, cash equivalents and restricted cash at the beginning of the year	1,190,134	1,007,700	1,134,683
Less: net increase (decrease) in cash and cash equivalents classified within assets held-for-sale	(7,843)	(1,119)	8,962
Cash, cash equivalents and restricted cash at the end of the year	940,990	1,190,134	1,007,700
Supplemental disclosure of cash flow information:
Interest paid (net of amounts capitalized)	103,236	113,513	70,827
Income taxes paid	32,135	45,483	187,876
Supplemental schedule of non-cash activities:
Reclassification of solar power systems to project assets		4,782	1,362,037
Unpaid proceeds from disposal of subsidiaries included in prepaid expenses and other current assets			14,604
Property, plant and equipment costs included in other payables	$ 228,970	$ 153,017	120,881
Solar power systems costs included in accounts payables			72,885
Decrease in amounts due from related parties, net of investments in affiliates			$ 65,090